Note 11 - Taxation - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Loss before income tax before continuing operations	$ (17,604)	$ (23,397)	$ (8,165)
Group weighted average corporation tax rate	29.10%	26.60%	22.20%
Tax at standard rate	$ 5,118	$ 6,224	$ 1,813
Expenses that are not deductible for tax purposes			(833)
Adjustment to prior year tax provisions			137
Deferred tax assets not recognized on tax losses	(5,660)	(4,256)	(979)
Consolidated Statement of Comprehensive Income	$ (541)	$ 1,968	$ 138